Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

	Year ended December 31
	2021	2022
Average risk-free rate of interest	1.47%	1.88%
Expected volatility	41.8%	41.6%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.009-0.0508	0.0071

Summary of aggregate option activity and information regarding options outstanding

			Weighted
		Weighted	average
		average	remaining	Aggregate	Weighted
	Number of	exercise	contractual	intrinsic	average grant
	options	price	term	value	date fair value
		US$		US$	US$
Outstanding on January 1, 2023	266,047,366	0.03	4.93	9,554	0.04
Granted	—
Forfeited	(42,114,713)	0.0002			0.04
Exercised	—
Outstanding on December 31, 2023	223,932,653	0.03	3.39	—	0.05
Options exercisable on December 31, 2023	212,595,852	0.04	3.20	—	0.04
Vested or expected to vest as of December 31, 2023	223,932,653	0.03	3.39	—	0.05

Summary of the RSU activity

	Number of restricted	Weighted average grant date
	shares	fair value
		US$
Unvested restricted shares outstanding at January 1, 2023	26,732,873	0.17
Granted	—
Vested	—
Forfeited	(5,469,900)	0.03
Unvested restricted shares outstanding at December 31, 2023	21,262,973	0.21
Expected to vest at December 31, 2023	21,262,973	0.21